CONVERTIBLE NOTE PAYABLE (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Convertible Note Payable
Convertible notes payable:			$ 57,000	$ 66,000
Debt discount			(35,150)	(49,134)
Convertible notes payable net of debt discount	$ 21,850		21,850	16,866
Accrued interest			1,078	665
Current portion of convertible note payable and interest	$ (22,928)		$ (22,928)	$ 17,531